                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.)    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             AW Asset Management, LLC
Address:          535 Madison Avenue, 26th Floor
                  New York, NY 10022

13F File Number:  028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Arthur  Wrubel
Title:            President & Chief Executive Officer
Phone:            212-421-7560

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel             New York, New York           February 10, 2005
----------------------------------------------------------------------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number            Name

         28-
            ------------            -----------------------------
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total: $   $451,148
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name
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                                 WESLEY CAPITAL
                              13F INFORMATION TABLE
                                DECEMBER 31, 2004

          COLUMN 1       COLUMN 2 COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   ---------------------------------------------------------------------------------------------------------------------------------
                                                                          PUT/                         VOTING AUTHORITY
                         TITLE OF                       SHARES OR        -----   INVESTMENT    OTHER   ----------------
       NAME OF ISSUER     CLASS    CUSIP    VALUE (000)   PRN AMT SH/PRN CALL    DISCRETION   MANAGERS      SOLE        SHARED NONE
   ---------------------------------------------------------------------------------------------------------------------------------
 1 ALEXANDER & BALDWIN
      INC.                COMMON   14482103   41,333      974,365  SH           SHARED-DEFINED  NONE          974,365
 2 ALEXANDER'S INC.       COMMON  014752109   18,361       85,400  SH           SHARED-DEFINED  NONE           85,400
 3 ANTHRACITE CAPITAL
      INC.                COMMON  037023108    6,302      509,900  SH           SHARED-DEFINED  NONE          509,900
 4 ARBOR REALTY TRUST,
      INC.                COMMON  038923108   38,165    1,555,200  SH           SHARED-DEFINED  NONE        1,555,200
 5 CAVCO INDUSTRIES INC.  COMMON  149568107   11,598      257,736  SH           SHARED-DEFINED  NONE          257,736
 6 CORRECTIONS CORP OF
      AMERICA             COMMON  22025Y407   73,245    1,810,766  SH           SHARED-DEFINED  NONE        1,810,766
 7 CRT PPTYS INC.         COMMON  22876P109   14,697      615,964  SH           SHARED-DEFINED  NONE          615,964
 8 DIXIE GROUP INC.       COMMON  255519100   15,379      913,217  SH           SHARED-DEFINED  NONE          913,217
 9 EQUITY OFFICE
      PROPERTIES TRUST    COMMON  294741103    2,912      100,000  SH           SHARED-DEFINED  NONE          100,000
10 EXCEL MARITIME
      CARRIERS LTD        COMMON  V3267N107    7,253      305,400  SH           SHARED-DEFINED  NONE          305,400
11 FAIRMONT HOTELS &
      RESORTS, INC.       COMMON  305204109   35,208    1,016,400  SH           SHARED-DEFINED  NONE        1,016,400
12 GREAT WOLF RESORTS,
      INC.                COMMON  391523107   10,053      450,000  SH           SHARED-DEFINED  NONE          450,000
13 INTERSTATE HOTELS &
      RESORTS, INC.       COMMON  46088S106    8,456    1,577,610  SH           SHARED-DEFINED  NONE        1,577,610
14 INTRAWEST CORPORATION  COMMON  460915200   44,956    1,955,465  SH           SHARED-DEFINED  NONE        1,955,465
15 LODGIAN INC.           COMMON  54021P403   10,391      844,800  SH           SHARED-DEFINED  NONE          844,800
16 METROPOLIS REALTY
      HOLDINGS LLC        COMMON  591728100        0       43,000  SH           SHARED-DEFINED  NONE           43,000
17 NEWCASTLE INVT CORP.   COMMON  65105M108    2,396       75,400  SH           SHARED-DEFINED  NONE           75,400
18 NORTHSTAR REALTY
      FINANCE CORP.       COMMON  66704R100    7,873      687,600  SH           SHARED-DEFINED  NONE          687,600
19 ONE LIBERTY PROPERTIES
      INC.                COMMON  682406103    9,695      467,900  SH           SHARED-DEFINED  NONE          467,900
20 ORIGEN FINANCIAL INC.  COMMON  68619E208   11,162    1,492,300  SH           SHARED-DEFINED  NONE        1,492,300
21 RAND ACQUISITION CORP. COMMON  752182204      819      125,000  SH           SHARED-DEFINED  NONE          125,000
22 SAKS INCORPORATED      COMMON  79377W108   26,128    1,800,700  SH           SHARED-DEFINED  NONE        1,800,700
23 SHURGARD STORAGE
      CENTERS INC.        COMMON  82567D104    6,774      153,929  SH           SHARED-DEFINED  NONE          153,929
24 TAUBMAN CENTERS INC.   COMMON  876664103   33,739    1,126,500  SH           SHARED-DEFINED  NONE        1,126,500
25 TECHTEAM GLOBAL INC.   COMMON  878311109    5,277      518,853  SH           SHARED-DEFINED  NONE          518,853
26 URSTADT BIDDLE
      PROPERTIES INC.     COMMON  917286205    8,976      526,450  SH           SHARED-DEFINED  NONE          526,450
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